Income Taxes - Schedule of Components of Income Tax (Details) - Income Tax Provision [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Components of Income Tax [Line Items]
Current income tax provision	$ 323,294	$ 124,419	$ 218,962
Deferred income tax expense(benefit)			455,602
Total	$ 323,294	$ 124,419	$ 674,564